Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Common Stock
6.	Common Stock

As of March 31, 2017, and December 31, 2016, the Company had 300,000,000 and 17,440,436 shares, respectively, of authorized common stock with par value of $0.0001 per share. On March 15, 2017, in connection with the Merger, (Note 1) all the outstanding redeemable convertible preferred stock, was converted into 14,015,016 shares of the Company’s common stock and the Convertible Notes, both principal and accrued interest, were converted into 2,744,059 shares of the Company’s common stock.

The common stock has the following characteristics.

Voting

The holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders and written actions in lieu of meetings.

Dividends

The holders of common stock are entitled to receive dividends, if and when declared by the Board of Directors. Since the Company’s inception, no dividends have been declared or paid to the holders of common stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the Company, the holders of common stock are entitled to share ratably in the Company’s assets.

Lock-up Agreements and Other Restrictions

In connection with the Merger, each of the Company’s executive officers, directors, stockholders holding substantially all of the shares of common stock issued in exchange for shares held in Aerpio immediately prior to the Merger, certain other stockholders, and certain key employees, (the “Restricted Holders”), holding at the closing date of the Merger (the “Closing Date”) an aggregate of approximately 18.9 million shares of common stock, entered into lock-up agreements,(the “Lock-Up Agreements”), whereby they are restricted for a period of nine months after the Merger, or the Restricted Period, from certain sales or dispositions (including pledge) of all (or 80% in the case of the holders of 915,000 shares) of the Company’s common stock held by (or issuable to) them, (such restrictions together referred to as the “Lock-Up”). The foregoing restrictions will not apply to the resale of shares of common stock by any Restricted Holder in any registered secondary offering of equity securities by the Company (and, if such offering is underwritten, with the written consent of the lead or managing underwriter), or to certain other transfers customarily excepted.

In addition, each Restricted Holder and any stockholders holding or beneficially owning 1% or more of our common stock after giving effect to the Merger, agreed, for a period of 12 months following the Closing Date, that it will not, directly or indirectly, effect or agree to effect any short sale (as defined in Rule 200 under Regulation SHO of the Exchange Act), whether or not against the box, establish any “put equivalent position” (as defined in Rule 16a-1(h) under the Exchange Act) with respect to the common stock, borrow or pre-borrow any shares of common stock, or grant any other right (including, without limitation, any put or call option) with respect to the common stock or with respect to any security that includes, relates to or derives any significant part of its value from the common stock or otherwise seek to hedge its position in the common stock.

Anti-dilution protection

Investors in the Offering have anti-dilution protection with respect to the shares of the Company’s common stock sold in the Offering such that if within six (6) months after the initial closing of the Offering the Company issues additional shares of common stock or common stock equivalents (subject to certain exceptions), for consideration per share less than the Offering Price, or the Lower Price, each such investor will be entitled to receive from the Company additional shares of common stock in an amount such that, when added to the number of shares of common stock initially purchased by such investor and still held of record and beneficially owned by such investor at the time of the dilutive issuance, or the Held Shares, will equal the number of shares of common stock that such investor’s Offering subscription amount for the Held Shares would have purchased at the Lower Price. Either (i) holders of a majority of the then-held Held Shares or (ii) a representative of the holders of the then-held Held Shares, which representative shall be appointed by three (3) investors who then hold the largest number of Held Shares, may waive the anti-dilution rights of all Offering investors with respect to a particular issuance by the Company. These anti-dilution rights were determined not to be a freestanding financial instrument and do not meet the definition of a derivative. Accordingly, the anti-dilution rights are embedded into the shares of the Company’s common stock and do not require separate accounting at March 31, 2017.

Warrants to Purchase Common Stock

At March 31, 2017, the Company had warrants outstanding for the purchase of 317,562 shares of the Company’s common stock at an exercise price of $5.00 per share. The warrants have a three-year term and expire on March 15, 2020. The Warrants were issued in connection with the Offering. At the expiration date of the warrant, if the fair value of the Company’s common stock exceeds the exercise price, the warrant will be automatically exercised and the exercise price will be fulfilled through the net share settlement provisions. The number of shares and the exercise price shall be adjusted for standard ant-dilution events such as stock splits, combinations, reorganizations, or issue shares as part of a stock dividend. Upon a change of control, the warrant holder will have the right to receive securities, cash or other properties it would have been entitled to receive had the warrant been exercised. The Warrants are equity classified instruments and do not contain contingent exercise provisions, or other features, that would preclude the Company from concluding that the Warrants are indexed solely to the Company’s stock.

8.	Common Stock

As of December 31, 2016, Aerpio had 17,440,436 shares of authorized Aerpio common stock with par value of $0.0001 per share. All share and per share amounts are on an as converted basis to reflect the effect of the Merger. The voting, dividend, and liquidation rights of the holders of Aerpio common stock are subject to and qualified by the rights, powers, and preferences of the holders of Preferred Stock. The Aerpio common stock has the following characteristics prior to the Merger.

Voting

The holders of Aerpio common stock are entitled to one vote for each share of Aerpio common stock held at all meetings of stockholders and written actions in lieu of meetings. Notwithstanding the foregoing, except as otherwise required by law, holders of Aerpio common stock shall not be entitled to vote on any amendment to the certificate of incorporation that relates solely to the terms of one or more outstanding series of Preferred Stock or pursuant to General Corporation Law.

Dividends

The holders of Aerpio common stock are entitled to receive dividends, if and when declared by the Aerpio Board of Directors. Aerpio may not declare or pay any cash dividends to the holders of Aerpio common stock unless, in addition to obtaining any necessary consents, dividends are paid on each series of Preferred Stock in accordance with their respective terms. Since Aerpio’s inception, no dividends have been declared or paid to the holders of Aerpio common stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of Aerpio, the holders of Aerpio common stock are entitled to share ratably in Aerpio’s assets available for distribution to stockholders after payment to the holders of Preferred Stock of their liquidation preferences have been satisfied.

Common Stock Reserved for Future Issuance

As of December 31, 2016, Aerpio has reserved the following shares of Aerpio common stock for future issuance:

Conversion of Series A Preferred Stock	1,239,338
Conversion of Series A1 Preferred Stock	8,289,663
Conversion of Series A2 Preferred Stock	4,486,015
Conversion of unvested restricted stock awards	241,096
Exercise of options to purchase Aerpio common stock	927,593

Total	15,183,705